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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-07677
                                       -----------------------------------------

                          Profit Funds Investment Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    8720 Georgia Avenue, Suite 808   Silver Spring, Maryland    20910
   -----------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                                Eugene A. Profit

Profit Investment Management 8720 Georgia Avenue  Silver Spring, Maryland  20910
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (301) 650-0059
                                                    ----------------

Date of fiscal year end:      September 30, 2004
                          ---------------------------

Date of reporting period:         March 31, 2004
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




ITEM 1. REPORTS TO STOCKHOLDERS.


===============================================================================




                          PROFIT FUNDS INVESTMENT TRUST
                          -----------------------------


                                THE PROFIT FUND
                                -----------------










                               SEMI-ANNUAL REPORT
                                 March 31, 2004
                                   (Unaudited)













      INVESTMENT ADVISER                                ADMINISTRATOR
 PROFIT INVESTMENT MANAGEMENT                     ULTIMUS FUND SOLUTIONS, LLC
8720 Georgia Avenue, Suite 808                         P.O. Box 46707
Silver Spring, Maryland 20910                    Cincinnati, Ohio 45246-0707
                                                        1.888.744.2337



================================================================================

THE PROFIT FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
===============================================================================

ASSETS
Investments in securities:
     At acquisition cost                                            $ 5,630,688
                                                                    ===========
     At value (Note 1)                                              $ 6,782,212
Receivable for capital shares sold                                        2,287
Receivable for securities sold                                          350,018
Dividends receivable                                                      6,025
Other assets                                                             17,008
                                                                    -----------
     TOTAL ASSETS                                                     7,157,550
                                                                    -----------

LIABILITIES
Bank overdraft                                                           16,121
Payable for investment securities purchased                             272,358
Payable to Administrator (Note 3)                                         4,500
Other accrued expenses and liabilities                                   13,166
                                                                    -----------
     TOTAL LIABILITIES                                                  306,145
                                                                    -----------

NET ASSETS                                                          $ 6,851,405
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 5,748,443
Accumulated net investment loss                                         (37,372)
Accumulated net realized losses from security transactions              (11,190)
Net unrealized appreciation on investments                            1,151,524
                                                                    -----------
NET ASSETS                                                          $ 6,851,405
                                                                    ===========

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                         391,011
                                                                    ===========

Net asset value and redemption price per share (Note 1)             $     17.52
                                                                    ===========

Maximum offering price per share ($17.52/96%) (Note 1)              $     18.25
                                                                    ===========


See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
================================================================================

INVESTMENT INCOME
     Dividends                                                      $    36,857
                                                                    -----------

EXPENSES
     Investment advisory fees (Note 3)                                   34,864
     Professional fees                                                   15,538
     Accounting services fees (Note 3)                                   11,250
     Administration fees (Note 3)                                         9,000
     Insurance expense                                                    7,442
     Transfer agent fees (Note 3)                                         6,750
     Postage and supplies                                                 5,355
     Distribution expense (Note 3)                                        4,650
     Registration fees                                                    4,466
     Custodian fees                                                       3,704
     Reports to shareholders                                              1,813
     Trustees' fees and expenses                                            750
     Other expenses                                                       2,517
                                                                    -----------
          TOTAL EXPENSES                                                108,099
     Fees waived and expenses reimbursed (Note 3)                       (33,870)
                                                                    -----------
          NET EXPENSES                                                   74,229
                                                                    -----------

NET INVESTMENT LOSS                                                     (37,372)
                                                                    -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions                      239,605
     Net change in unrealized appreciation/depreciation
      on investments                                                    453,269
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        692,874
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   655,502
                                                                    ===========


See accompanying notes to financial statements.


THE PROFIT FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================
                                                                            Six Months           Year
                                                                               Ended             Ended
                                                                          March 31, 2004      September 30,
                                                                           (Unaudited)            2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment loss                                                  $   (37,372)       $   (74,144)
     Net realized gains from security transactions                            239,605             33,594
     Net change in unrealized appreciation/depreciation
      on investments                                                          453,269            906,578
                                                                          -----------        -----------
Net increase in net assets from operations                                    655,502            866,028
                                                                          -----------        -----------

FROM CAPITAL SHARE TRANSACTIONS
      Net assets received in conjunction with Merger Agreement (Note 1)     3,231,291               --
      Proceeds from shares sold                                               156,620            160,818
      Payments for shares redeemed                                           (787,380)          (555,495)
                                                                          -----------        -----------
Net increase (decrease) in net assets from capital share transactions       2,600,531           (394,677)
                                                                          -----------        -----------

TOTAL INCREASE IN NET ASSETS                                                3,256,033            471,351

NET ASSETS
      Beginning of period                                                   3,595,372          3,124,021
                                                                          -----------        -----------
      End of period                                                       $ 6,851,405        $ 3,595,372
                                                                          ===========        ===========


CAPITAL SHARE ACTIVITY
      Shares received in conjunction with Merger Agreement (Note 1)           193,937               --
      Shares sold                                                               9,066             11,811
      Shares redeemed                                                         (45,291)           (42,088)
                                                                          -----------        -----------
       Net increase (decrease) in shares outstanding                          157,712            (30,277)
      Shares outstanding, beginning of period                                 233,299            263,576
                                                                          -----------        -----------
      Shares outstanding, end of period                                       391,011            233,299
                                                                          ===========        ===========


See accompanying notes to financial statements.


THE PROFIT FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================

                                                     Six Months        Year         Year          Year        Year          Year
                                                        Ended          Ended        Ended         Ended       Ended        Ended
                                                    March 31, 2004   Sept. 30,    Sept. 30,     Sept. 30,   Sept. 30,     Sept. 30,
                                                     (Unaudited)        2003         2002         2001         2000          1999
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $   15.41     $   11.85     $   14.38     $   21.63    $   18.02    $   12.66
                                                      ---------     ---------     ---------     ---------    ---------    ---------
Income (loss) from investment operations:
     Net investment loss                                  (0.10)        (0.32)        (0.25)        (0.22)       (0.15)       (0.12)
     Net realized and unrealized gains (losses)
      on investments                                       2.21          3.88         (2.28)        (6.43)        4.75         5.50
                                                      ---------     ---------     ---------     ---------    ---------    ---------
Total from investment operations                           2.11          3.56         (2.53)        (6.65)        4.60         5.38
                                                      ---------     ---------     ---------     ---------    ---------    ---------

Less distributions:
     Distributions from net realized gains              --            --            --              (0.60)       (0.99)       (0.02)
                                                      ---------     ---------     ---------     ---------    ---------    ---------

Net asset value at end of period                      $   17.52     $   15.41     $   11.85     $   14.38    $   21.63    $   18.02
                                                      =========     =========     =========     =========    =========    =========

RATIOS AND SUPPLEMENTAL DATA:

   Total return (a)                                      13.69%(c)       30.04%       (17.59%)      (31.37%)      26.14%     42.52%
                                                      =========     =========     =========     =========    =========    =========

   Net assets at end of period (000's)                $   6,851      $  3,595      $  3,124     $   4,737    $   6,718    $   3,911
                                                      =========     =========     =========     =========    =========    =========

   Ratio of net expenses to average net assets(b)         2.66%(d)        3.61%        2.25%          2.14%       1.95%       1.95%

   Ratio of net investment loss to average net assets   (1.34%)(d)       (2.28%)      (1.46%)       (1.18%)      (0.81%)    (0.82%)

   Portfolio turnover rate                                  56%(d)           30%         53%           52%          47%         23%


     (a)Total returns shown exclude the effect of applicable sales loads.

     (b)Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.87%(d), 5.59%, 4.72%, 3.91%, 4.24% and 6.87% for the periods ended March 31,
          2004 and September 30, 2003, 2002,  2001, 2000 and 1999,  respectively
          (Note 3).

     (c)  Not Annualized

     (d)  Annualized

See accompanying notes to financial statements.

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS - 99.0%                                   VALUE
--------------------------------------------------------------------------------

               AEROSPACE - 5.5%
    2,300      General Dynamics Corp.                              $    205,459
    2,000      United Technologies Corp.                                172,600
                                                                    -----------
                                                                        378,059
                                                                    -----------

               APPAREL MANUFACTURERS - 1.4%
    2,700      Jones Apparel Group, Inc.                                 97,605
                                                                    -----------

               BANKS - 3.3%
    1,300      Bank of America Corp.                                    105,274
    2,775      Washington Mutual, Inc.                                  118,520
                                                                    -----------
                                                                        223,794
                                                                    -----------

               CABLE TELEVISION - 1.5%
    3,617      Comcast Corp. - Class A (a)                              103,953


               COMPUTERS & COMPUTER PRODUCTS - 8.3%
    7,110      Cisco Systems, Inc. (a)                                  167,227
   10,000      EMC Corp. (a)                                            136,100
    5,000      Intel Corp.                                              136,000
   11,300      Western Digital Corp. (a)                                126,899
                                                                    -----------
                                                                        566,226
                                                                    -----------
               CONSUMER STAPLES - 1.7%
    3,000      Sysco Corp.                                              117,150
                                                                    -----------

               CONSTRUCTION - 1.3%
    2,000      Toll Brothers, Inc. (a)                                   90,860
                                                                    -----------

               CONSTRUCTION PRODUCTS - 1.9%
    1,150      American Standard Cos., Inc. (a)                         130,812
                                                                    -----------

               DIVERSIFIED MANUFACTURING OPERATIONS - 2.2%
    4,940      General Electric Co.                                     150,769
                                                                    -----------

               ELECTRIC - 3.0%
    2,700      DTE Energy Co.                                           111,105
    5,200      Xcel Energy, Inc.                                         92,612
                                                                    -----------
                                                                        203,717
                                                                    -----------

               FOOD - 2.4%
    4,900      McCormick & Co., Inc.                                    164,248
                                                                       --------

               HEALTHCARE SERVICES - 2.3%
      800      Apria Healthcare Group, Inc. (a)                          23,952
    1,600      Quest Diagnostics, Inc.                                  132,528
                                                                       --------
                                                                        156,480
                                                                       --------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS - 99.0% (Continued)                        VALUE
--------------------------------------------------------------------------------

               INSURANCE - 7.0%
    2,700      Aon Corp.                                           $     75,357
        1      Berkshire Hathaway, Inc. - Class A (a)                    93,300
    2,500      MGIC Investment Corp.                                    160,575
    3,950      PMI Group, Inc. (The)                                    147,572
                                                                    -----------
                                                                        476,804
                                                                    -----------
               INTERNET SECURITY - 2.7%
    4,000      Symantec Corp. (a)                                       185,200
                                                                    -----------

               MEDICAL - DRUGS - 7.8%
    3,613      Barr Pharmaceuticals, Inc. (a)                           165,837
    3,530      Merck & Co., Inc.                                        155,991
    6,000      Pfizer, Inc.                                             210,300
                                                                    -----------
                                                                        532,128
                                                                    -----------

               MEDICAL - PRODUCTS - 7.2%
    3,900      Becton, Dickinson & Co. .                                189,072
    8,000      Cytyc Corp. (a)                                          178,000
    2,000      Guidant Corp.                                            126,740
                                                                    -----------
                                                                        493,812
                                                                    -----------

               MORTGAGE LOAN/BANKER - 3.4%
    1,500      Fannie Mae                                               111,525
    2,000      Freddie Mac                                              118,120
                                                                    -----------
                                                                        229,645
                                                                    -----------

               MULTI-MEDIA - 1.8%
    5,000      Walt Disney Co. (The)                                    124,950
                                                                    -----------

               OFFICE AUTOMATION & EQUIPMENT - 1.5%
    2,400      Pitney Bowes, Inc.                                       102,264
                                                                    -----------

               OIL - 6.6%
    1,000      ChevronTexaco Corp.                                       87,780
    4,000      Exxon Mobil Corp.                                        166,360
    4,300      GlobalSantaFe Corp.                                      119,411
    3,250      XTO Energy, Inc.                                          82,030
                                                                    -----------
                                                                        455,581
                                                                    -----------

               PACKAGING - 1.2%
    3,700      Pactiv Corp. (a)                                          82,325
                                                                    -----------

               PAPER MILLS - 1.8%
    2,000      Kimberly-Clark Corp.                                     126,200
                                                                    -----------

               PUBLISHING - 0.7%
      650      Knight-Ridder, Inc.                                       47,612
                                                                    -----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS - 99.0% (Continued)                        VALUE
--------------------------------------------------------------------------------

               RECREATIONAL VEHICLES - 2.6%
    4,000      Polaris Industries, Inc.                            $    181,760
                                                                    -----------

               RETAIL - 8.5%
    5,100      Home Depot, Inc.                                         190,536
    2,900      Limited Brands                                            58,000
    6,000      Staples, Inc.                                            152,340
    4,000      Target Corp.                                             180,160
                                                                    -----------
                                                                        581,036
                                                                    -----------

               SERVICES - DIVERSIFIED - 2.1%
    6,000      Cendant Corp.                                            146,340
                                                                    -----------

               SOFTWARE - 2.2%
    6,000      Microsoft Corp.                                          149,820
                                                                    -----------

               TELECOMMUNICATIONS - 6.5%
    9,000      Nokia Oyj - ADR                                          182,520
    3,000      SBC Communications, Inc.                                  73,620
    5,100      Verizon Communications, Inc.                             186,354
                                                                    -----------
                                                                        442,494
                                                                    -----------

               TOYS - 0.6%
    2,200      Mattel, Inc.                                              40,568
                                                                    -----------

               TOTAL COMMON STOCKS - 99.0% (Cost $5,630,688)       $  6,782,212

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%              69,193
                                                                    -----------

               NET ASSETS - 100.0%                                 $  6,851,405
                                                                    ===========

(a) Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Profit Fund (the Fund), formerly the Profit Value Fund, is a diversified series of Profit Funds Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

On December 23, 2003, the Fund consummated a tax-free merger with the Kenwood Growth & Income Fund (the "Kenwood Fund"). Pursuant to the terms of the agreement governing the merger, each share of the Kenwood Fund was converted into an equivalent dollar amount of shares of the Fund, based on the net asset value of the Fund and the Kenwood Fund as of December 22, 2003 ($16.66 and $13.38, respectively), resulting in a conversion ratio of 0.803025 shares of the Fund for each share of the Kenwood Fund. The Fund thus issued 193,937 shares to shareholders of the Kenwood Fund. Net assets of the Fund and the Kenwood Fund as of the merger date were $3,864,743 and $3,231,291, including unrealized appreciation of $711,640 and $292,883, respectively. In addition, the Kenwood Fund's net assets included accumulated capital losses of $17,683. Total net assets after the merger were $6,803,151.

The Fund seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The maximum offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the periods ended March 31, 2004 and September 30, 2003.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of March 31, 2004:

          Cost of portfolio investments                     $ 5,630,688
                                                        ====================
          Gross unrealized appreciation                     $ 1,345,861

          Gross unrealized depreciation                        (194,337)
                                                        --------------------

          Net unrealized appreciation                       $ 1,151,524

          Capital loss carryforward                            (233,112)

          Accumulated ordinary loss                             (37,372)

          Other gains                                           221,922
                                                        --------------------

          Accumulated earnings                              $ 1,102,962
                                                        ====================

The capital loss carryforward, of which $40,162 expires September 30, 2010 and $192,950 expires September 30, 2011, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS

During the six months ended March 31, 2004, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $3,791,728 and $1,540,220, respectively.

4.  TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Investor Resources Group, LLC, d.b.a. Profit Investment Management (the Adviser). Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the Underwriter), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

Effective January 22, 2004, the Adviser contractually agreed, until February 1, 2005, to waive a portion of its advisory fees and if necessary, reimburse a portion of the Fund's operating expenses so that the Fund's ordinary operating expenses through such date do not exceed 2.45% per annum of the Fund's average daily net assets (the Expense Cap). Additionally, prior to January 22, 2004, the Adviser voluntarily waived its entire investment advisory fee in order to limit operating expenses of the Fund. As a result of the Expense Cap and the voluntary waiver, the Adviser waived $33,870 of its investment advisory fees during the six months ended March 31, 2004.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee is being discounted by 25% until October 29, 2004.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. The foregoing fee is being discounted by 25% until October 29, 2004.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. The foregoing fee is being discounted by 25% until October 29, 2004. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $293 from underwriting commissions on the sale of shares of the Fund during the six months ended March 31, 2004.

DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the Plan) under which the Fund may incur expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund incurred distribution expenses of $4,650 under the Plan during the six months ended March 31, 2004.

ITEM 2.   CODE OF ETHICS.


Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not required


ITEM 6.   SCHEDULE OF INVESTMENTS


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has no procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 10. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)):  Attached hereto


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Profit Funds Investment Trust
              ------------------------------------------------------------------



By (Signature and Title)*   /s/ Eugene A. Profit
                           -----------------------------------------------------
                           Eugene A. Profit, President


Date     May 28, 2004
       ------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*   /s/ Eugene A. Profit
                           -----------------------------------------------------
                           Eugene A. Profit, President


Date     May 28, 2004
       ------------------------------




By (Signature and Title)*   /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer


Date     May 28, 2004
       ------------------------------




* Print the name and title of each signing officer under his or her signature.